Equity - Appropriations of Earnings (Detail) - TWD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash dividends [Member]
Appropriations of earnings	$ 38,787	$ 36,910	$ 36,476
Cash dividends per share	$ 5	$ 4.758	$ 4.702
Reversal of Special Reserve [Member]
Appropriations of earnings		$ (223)	$ (185)